Concentrations of credit risk	12 Months Ended
Mar. 31, 2017
Concentrations of credit risk

12. Concentrations of credit risk

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.

In the case of wholesale loans while the Bank generally lend on a cash-flow basis, it also require collateral which consists of liens on inventory, receivables and other current assets, and in some cases, charges on fixed assets, such as property, movable assets (such as vehicles) and financial assets (such as marketable securities) from a large number of the Bank’s borrowers. The Bank’s retail loans are generally secured by a charge on the asset financed (vehicle loans, property loans and loans against gold and securities). Retail business banking loans are secured with current assets as well as immovable property and fixed assets in some cases. However, collateral securing each individual loan may not be adequate in relation to the value of the loan. If the customer fails to pay, the Bank would, as applicable, liquidate collateral and/or set off accounts. The maximum estimated loss that would be incurred under severe, hypothetical circumstances, for which the Bank believes the possibility is extremely remote, such as where the value of the Bank’s interests and any associated collateral declines to zero, without any consideration of recovery or offset is determined as the carrying values of the instruments as given in the below table.

The Bank’s portfolio of loans, credit substitute securities and non-funded exposure is broadly diversified along industry and product lines, and as of March 31, 2016 and March 31, 2017 the exposures are as set forth below.

	As of March 31, 2016
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	670,622.8	Rs.	—	Rs.	21.6	Rs.	670,644.4	11.1%
Agriculture and Allied Activities		550,848.4		—		1,616.2		552,464.6	9.3
Wholesale Trade		349,927.1		12,389.4		36,108.5		398,425.0	6.6
Services		306,593.9		3,425.4		22,997.3		333,016.6	5.5
Retail trade		253,373.6		4,721.8		8,747.7		266,843.1	4.4
Automobile & Auto Ancillary		199,606.7		11,092.6		16,579.9		227,279.2	3.8
NBFC/Financial Intermediaries		130,684.6		89,328.1		2,174.3		222,187.0	3.7
Land Transport		183,707.5		690.7		3,342.8		187,741.0	3.1
Engineering		95,022.6		9,122.4		67,166.1		171,311.1	2.8
Food & Beverage		152,253.7		3,235.9		7,814.2		163,303.8	2.7
Coal & Petroleum Products		46,279.5		5,173.9		108,033.7		159,487.1	2.6
Real Estate & Property Services		121,992.9		3,200.9		16,380.3		141,574.1	2.3
Iron & Steel		97,934.7		19,910.6		17,559.2		135,404.5	2.2
Power		103,437.7		15,770.2		23,495.7		142,703.6	2.4
Others (none greater than 2%)		1,730,548.7		119,179.1		405,326.1		2,255,053.9	37.5

Total	Rs.	4,992,834.4	Rs.	297,241.0	Rs.	737,363.6	Rs.	6,027,439.0	100.0%

From fiscal 2017, Agriculture and allied activities is classified under Agriculture Production - Food, Agriculture Production - Non food, Agriculture –Allied, and Animal Husbandry, respectively. Services is classified under Business Services, and Consumer Services, respectively, and Wholesale Trade is classified under Wholesale Trade - non consumer goods, and Wholesale Trade-consumer goods, respectively. Credit Card receivables and Housing Loans hitherto classified under retail loans are now classified under Consumer Loans.

	As of March 31, 2017
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	1,526,978.2	Rs.	—	Rs.	0.2	Rs.	1,526,978.4	US$	23,546.3	21.0%
NBFC/Financial Intermediaries		180,220.7		158,378.6		5,211.1		343,810.4		5,301.6	4.7
Retail trade		320,876.9		2,941.7		9,952.3		333,770.9		5,146.8	4.6
Automobile & Auto Ancillary		240,301.6		31,661.9		24,816.3		296,779.8		4,576.4	4.1
Agriculture Production — Food		282,673.8		2,075.0		458.3		285,207.1		4,398.0	3.9
Consumer Services		260,053.9		4,500.5		20,152.1		284,706.5		4,390.2	3.9
Wholesale Trade- Consumer Goods		232,111.9		5,190.8		20,611.1		257,913.8		3,977.1	3.6
Road Transportation		241,771.3		—		4,104.8		245,876.1		3,791.5	3.4
Wholesale Trade - Non Consumer Goods		166,940.1		3,144.3		34,878.0		204,962.4		3,160.6	2.8
Agriculture Production — Non Food		202,350.3		—		1.5		202,351.8		3,120.3	2.8
Food & Beverage		166,494.3		12,354.5		12,309.0		191,157.8		2,947.7	2.6
Real Estate & Property Services		168,660.4		1,585.4		20,566.5		190,812.3		2,942.4	2.6
Engineering		110,827.8		4,900.7		74,511.2		190,239.7		2,933.5	2.6
Coal & Petroleum Products		48,513.8		2,136.8		123,490.2		174,140.8		2,685.3	2.4
Power		125,213.0		20,395.7		24,455.8		170,064.5		2,622.4	2.3
Business Services		159,666.1		1,786.1		6,561.8		168,014.0		2,590.8	2.3
Banks and Financial Institutions		40,763.1		3,402.7		122,099.8		166,265.6		2,563.8	2.3
Telecom		108,104.6		21,406.2		20,134.3		149,645.1		2,307.6	2.1
Others (none greater than 2%)		1,406,387.9		143,679.7		343,910.8		1,893,978.4		29,205.5	26.0

Total	Rs.	5,988,909.7	Rs.	419,540.6	Rs.	868,225.1	Rs.	7,276,675.4	US$	112,207.8	100.0%

The Bank’s ten largest exposures as of March 31, 2016 and March 31, 2017, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2016
	Funded Exposure		Non-Funded Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	108,184.1	Rs.	180.1	Rs.	108,364.2
Borrower 2		30,964.7		66,380.0		97,344.7
Borrower 3		43,112.6		32,000.0		75,112.6
Borrower 4		51,398.8		14,208.0		65,606.8
Borrower 5		65,000.0		17.1		65,017.1
Borrower 6		31,714.8		18,588.4		50,303.2
Borrower 7		7,098.0		34,471.8		41,569.8
Borrower 8		5,030.7		30,177.6		35,208.3
Borrower 9		35,000.0		—		35,000.0
Borrower 10		33,549.0		664.9		34,213.9

	As of March 31, 2017
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	19,561.0	Rs.	87,324.0	Rs.	106,885.0	US$	1,648.2
Borrower 2		54,388.2		19,055.1		73,443.3		1,132.5
Borrower 3		65,000.0		40.1		65,040.1		1,002.9
Borrower 4		33,472.8		28,647.0		62,119.8		957.9
Borrower 5		45,790.0		12,808.7		58,598.7		903.6
Borrower 6		50,000.0		—		50,000.0		771.0
Borrower 7		40,000.0		—		40,000.0		616.8
Borrower 8		19,071.8		20,926.2		39,998.0		616.8
Borrower 9		34,744.2		1,240.0		35,984.2		554.9
Borrower 10		7,502.1		28,443.7		35,945.8		554.3